T. ROWE PRICE International Value Equity Fund
July 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 3.6%
Common Stocks 3.6%
BHP Group  2,052,120 63,866
BHP Group (GBP)  2,906,896 90,556
Downer EDI  17,078,841 50,490
South32  29,303,515 77,162
Suncorp Group  4,832,250 46,303
Worley  4,900,266 57,351
Total Australia (Cost
$315,149
)
385,728
AUSTRIA 1.9%
Common Stocks 1.9%
BAWAG Group  1,943,909 94,702
Erste Group Bank  1,499,838 56,688
OMV  1,194,644 53,824
Total Austria (Cost
$174,938
)
205,214
BELGIUM 0.6%
Common Stocks 0.6%
KBC Group  787,638 59,281
Total Belgium (Cost
$56,108
)
59,281
BRAZIL 0.3%
Common Stocks 0.3%
Multiplan Empreendimentos Imobiliarios  5,323,747 29,801
Total Brazil (Cost
$25,614
)
29,801
CANADA 2.7%
Common Stocks 2.7%
BRP  504,419 46,404
Cenovus Energy  2,716,000 51,657
Definity Financial (1) 1,233,976 31,059
Magna International (USD) (1) 599,013 38,534
National Bank of Canada  773,521 60,584
Sun Life Financial  1,244,370 65,491
Total Canada (Cost
$212,435
)
293,729

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
CHINA 1.9%
Common Stocks 1.9%
Alibaba Group Holding, ADR (USD) (2) 604,565 61,762
Baidu, ADR (USD) (2) 422,666 65,932
Fosun International (HKD)  31,414,000 22,899
JOYY, ADR (USD)  773,990 26,904
Yangzijiang Shipbuilding Holdings (SGD)  27,541,200 31,905
Total China (Cost
$276,153
)
209,402
FINLAND 0.8%
Common Stocks 0.8%
Sampo, Class A  2,027,894 89,362
Total Finland (Cost
$72,639
)
89,362
FRANCE 11.4%
Common Stocks 11.4%
Airbus  958,828 141,235
Alstom (1) 2,023,678 61,966
ArcelorMittal  1,957,386 56,611
AXA  5,550,832 170,626
BNP Paribas  1,891,162 124,718
Dassault Aviation  245,191 47,631
Engie  6,623,309 108,658
Euronext  489,151 37,231
Forvia (2) 1,657,086 41,641
Sanofi  1,623,798 173,234
TotalEnergies  3,372,333 204,891
Ubisoft Entertainment (2) 1,828,472 61,495
Total France (Cost
$1,009,154
)
1,229,937
GERMANY 9.4%
Common Stocks 8.4%
BASF  961,436 51,544
Bayer  1,817,833 106,313
Brenntag  559,515 43,410
Covestro (1)(2) 1,660,141 89,181
Daimler Truck Holding  1,838,471 68,998
Deutsche Telekom  4,394,834 95,813
DHL Group  1,580,511 81,275

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Fresenius  1,655,781 51,962
Heidelberg Materials  598,977 48,546
Mercedes-Benz Group  965,374 77,098
Puma (1) 663,204 44,820
Siemens  854,216 145,594
904,554
Preferred Stocks 1.0%
Dr. Ing. h.c. F. Porsche  380,995 46,589
Volkswagen  428,307 56,740
103,329
Total Germany (Cost
$927,292
)
1,007,883
HONG KONG 2.0%
Common Stocks 2.0%
AIA Group  8,261,400 82,653
CK Hutchison Holdings  6,737,000 41,549
Galaxy Entertainment Group (2) 8,972,000 65,492
Hongkong Land Holdings (USD)  7,769,703 27,689
Total Hong Kong (Cost
$229,236
)
217,383
HUNGARY 0.5%
Common Stocks 0.5%
OTP Bank  1,411,932 51,347
Total Hungary (Cost
$49,375
)
51,347
INDIA 1.2%
Common Stocks 1.2%
ICICI Bank, ADR (USD)  2,585,540 63,527
Shriram Finance  2,731,038 62,890
Total India (Cost
$52,026
)
126,417
ITALY 4.1%
Common Stocks 4.1%
Enel  17,253,768 118,968
Leonardo  4,999,110 67,685
Prysmian  1,216,147 48,494
Stellantis  3,856,400 79,165
UniCredit  4,795,847 121,432
Total Italy (Cost
$331,773
)
435,744

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 17.9%
Common Stocks 17.9%
Asahi Group Holdings  2,156,000 84,751
Astellas Pharma  5,825,300 85,180
DIC  1,417,800 26,763
Fujitsu  680,900 88,170
Hitachi  2,271,100 148,676
Isetan Mitsukoshi Holdings  2,391,600 25,946
Kao  1,711,400 65,019
MatsukiyoCocokara (1) 1,102,800 64,538
Minebea Mitsumi  1,705,600 31,592
Mitsubishi Electric  5,023,900 72,500
Mitsubishi Estate  4,793,700 58,750
Mitsubishi UFJ Financial Group  16,653,400 134,097
Mitsui Fudosan  4,018,300 82,556
Nippon Sanso Holdings  1,667,500 40,322
Nippon Shokubai  607,500 23,387
Nippon Steel  2,311,400 52,830
Nippon Telegraph & Telephone  95,351,000 109,341
Niterra  1,148,900 24,293
ORIX  4,212,500 81,034
Otsuka Holdings  1,519,200 55,857
Persol Holdings  2,645,500 52,330
Sompo Holdings  1,436,800 63,522
Stanley Electric  1,490,900 27,551
Sumitomo  3,313,800 71,091
Taiheiyo Cement  1,933,600 40,382
Takeda Pharmaceutical  1,788,500 54,683
Tokyo Electron  618,400 92,814
Toyota Motor  9,873,500 166,011
Total Japan (Cost
$1,544,677
)
1,923,986
NETHERLANDS 8.2%
Common Stocks 8.2%
AerCap Holdings (USD) (2) 995,055 63,494
Akzo Nobel  945,382 80,876
ASML Holding  175,333 125,586
ASR Nederland  877,312 39,768
DSM-Firmenich  355,041 39,136
Heineken  704,967 69,003
ING Groep  15,414,465 225,000
Koninklijke Philips (2) 5,159,154 107,174

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Prosus  1,043,195 82,524
Signify  1,641,433 51,609
Total Netherlands (Cost
$750,417
)
884,170
PORTUGAL 1.0%
Common Stocks 1.0%
Banco Comercial Portugues, Class R (1)(2) 110,991,802 30,312
Galp Energia  5,956,146 79,155
Total Portugal (Cost
$109,001
)
109,467
RUSSIA 0.0%
Common Stocks 0.0%
Gazprom (2)(3) 12,742,080 —
Total Russia (Cost
$54,960
)
—
SINGAPORE 0.9%
Common Stocks 0.9%
United Overseas Bank  4,200,336 95,278
Total Singapore (Cost
$65,126
)
95,278
SOUTH KOREA 1.9%
Common Stocks 1.9%
KT, ADR (USD)  3,595,346 42,173
Lotte Chemical  247,464 29,241
Samsung Electronics  2,507,793 137,308
Total South Korea (Cost
$152,778
)
208,722
SPAIN 1.0%
Common Stocks 1.0%
Iberdrola (1) 8,773,323 109,505
Total Spain (Cost
$58,799
)
109,505
SWEDEN 1.9%
Common Stocks 1.9%
Boliden  918,727 27,019
Millicom International Cellular, SDR (1)(2) 2,263,348 35,143
Swedbank, Class A  3,921,323 71,924

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Telefonaktiebolaget LM Ericsson, Class B  13,258,764 66,698
Total Sweden (Cost
$252,317
)
200,784
SWITZERLAND 5.0%
Common Stocks 5.0%
Novartis  1,202,276 125,875
Roche Holding  705,318 218,685
UBS Group  4,187,515 92,916
Zurich Insurance Group  199,268 96,346
Total Switzerland (Cost
$357,075
)
533,822
TAIWAN 0.9%
Common Stocks 0.9%
Taiwan Semiconductor Manufacturing  5,338,000 96,392
Total Taiwan (Cost
$20,647
)
96,392
UNITED KINGDOM 18.1%
Common Stocks 18.1%
Amcor, CDI (AUD)  3,762,038 38,672
AstraZeneca, ADR (USD)  3,945,478 282,891
Barclays  28,235,858 56,029
British American Tobacco  1,498,054 50,377
Great Portland Estates  4,399,396 24,142
GSK, ADR (USD) (1) 3,150,702 112,070
HSBC Holdings  18,092,434 150,283
Imperial Brands  4,883,354 115,371
Informa  6,042,458 58,792
InterContinental Hotels Group  860,852 63,623
Investec  5,096,389 32,006
Lloyds Banking Group  123,817,340 71,535
Mondi  1,348,699 23,657
Next  518,731 46,915
Pearson  4,102,830 45,384
Prudential  7,261,534 100,836
Rolls-Royce Holdings (2) 57,712,709 136,845
Shell  5,033,990 152,569
Smiths Group  2,585,911 56,398
Taylor Wimpey  29,404,863 43,162
Unilever  2,995,811 160,974
Vodafone Group  44,318,809 42,159

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
WPP  8,051,327 87,910
Total United Kingdom (Cost
$1,790,005
)
1,952,600
UNITED STATES 0.4%
Common Stocks 0.4%
NXP Semiconductors  204,859 45,679
Total United States (Cost
$14,455
)
45,679
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 5.32% (4)(5) 187,313,309 187,313
Total Short-Term Investments (Cost $187,313) 187,313
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.32% (4)(5) 101,338,347 101,338
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 101,338
Total Securities Lending Collateral (Cost $101,338) 101,338
Total Investments in Securities 100.2%
(Cost $9,190,800) $ 10,790,284
Other Assets Less Liabilities (0.2)% (25,293)
Net Assets 100.0% $ 10,764,991
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2023.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
GBP British Pound

T. ROWE PRICE International Value Equity Fund

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.
.
.
.
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HKD Hong Kong Dollar
SDR Swedish Depository Receipts
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE International Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.32% $ — $ — $ 5,871++
Totals $ —# $ — $ 5,871+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
07/31/23
T. Rowe Price Government
Reserve Fund, 5.32% $ 259,736  ¤  ¤ $ 288,651
Total $ 288,651^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5,871 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $288,651.

T. ROWE PRICE International Value Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Value Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Value Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE International Value Equity Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Value Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 802,966 $ 9,595,338 $ — $ 10,398,304
Preferred Stocks — 103,329 — 103,329
Short-Term Investments 187,313 — — 187,313
Securities Lending Collateral 101,338 — — 101,338
Total $ 1,091,617 $ 9,698,667 $ — $ 10,790,284

T. ROWE PRICE International Value Equity Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F127-054Q3 07/23